Summary of Significant Accounting Policies - Schedule of Derivative Liability on Unobservable Inputs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative liability			$ 12,447,109	$ 295,800	$ 295,800	$ 19,700
Additions of new derivatives recognized as day 1 loss					1,276,667
Additions of new derivatives recognized as debt discounts					716,948
Settled upon conversion of debt (Derivative resolution)					(2,480,000)
Reclassification from APIC to derivative liabilities due to tainted instruments					83,334
Loss on change in fair value of derivative liabilities	$ (1,967,072)	$ 3,194,580	7,266,703	$ (3,168,020)	(13,271,308)	(276,100)
Derivative liability					12,447,109	295,800
The amount of net loss for the period attributable to the unrealized losses relating to liability still held at the reporting date					10,999,360	$ 276,100
Fair Value, Inputs, Level 3 [Member]
Derivative liability			12,447,109
Additions of new derivatives recognized as day 1 loss			1,514,682
Additions of new derivatives recognized as debt discounts			546,000
Settled upon conversion of debt (Derivative resolution)			(3,130,000)
Reclassification from APIC to derivative liabilities due to tainted instruments			167,544
Reclassification to APIC to derivative liabilities due to non-tainted instruments			(250,878)
Loss on change in fair value of derivative liabilities			(8,781,385)
Derivative liability	$ 2,513,072		$ 2,513,072		$ 12,447,109